Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Inventory		$ 13,165	$ 6,325
Property and equipment, net		44,527	26,386
Goodwill		1,189,464	63,215
Current liabilities
Current portion of debt		29,697	2,853
Long-term debt, net		120,491	90,486
Shareholders' and Members' Equity:
Shareholders' equity attributable to Fathom Digital Manufacturing Corporation	[1]		36,019
Revision of Prior Period, Adjustment [Member]
Current assets
Cash	[1]	20,357	8,188
Accounts receivable, net	[1]	25,367	15,563
Inventory	[1]	13,165	6,325
Prepaid expenses and other current assets	[1]	1,836	2,598
Total current assets	[1]	60,725	32,674
Property and equipment, net	[1]	44,527	26,386
Intangible assets, net	[1]	269,622	83,466
Goodwill	[1]	1,189,464	63,215
Other non-current assets	[1]	2,036	1,038
Total assets	[1]	1,566,374	206,779
Current liabilities
Accounts payable	[1],[2]	9,409	4,404
Accrued expenses	[1]	5,957	4,181
Other current liabilities	[1]	2,058	2,778
Contingent consideration	[1]	2,748	4,066
Current portion of debt	[1]	29,697	2,853
Total current liabilities	[1]	49,869	18,282
Long-term debt, net	[1]	120,491	90,486
Fathom earnout shares liability	[1]	64,300	7,373
Sponsor Earnout Shares Liability	[1]	9,380	0
Long-term contingent consideration	[1]	850
Deferred tax liability	[1]	17,570	0
Other non-current liabilities	[1]	4,655	514
Warrant Liability	[1]	33,900	0
Payable to related parties pursuant to the TRA	[1]	4,600	0
Total liabilities	[1]	305,615	116,655
Commitments and Contingencies
Class A contingently redeemable preferred units; $100 par value, authorized 1,167,418 units, issued and outstanding as of December 31, 2020.	[1]	0	54,105
Redeemable non-controlling interest in Fathom OpCo	[1]	841,982	0
Shareholders' and Members' Equity:
Preferred Stock, $.0001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding as of December 31, 2021	[1]	0	0
Additional paid-in capital	[1]	466,345	0
Accumulated other comprehensive loss	[1]	0	(68)
Accumulated deficit	[1]	(47,581)	(14,232)
Members' equity	[1]	0	36,019
Shareholders' equity attributable to Fathom Digital Manufacturing Corporation	[1]	418,777	0
Total Members' Equity and Class A contingently redeemable preferred equity (Predecessor)	[1]	0	90,124
Total Liabilities, Shareholders' Equity, Members' Equity, Redeemable Non-Controlling Interest and Class A Contingently Redeemable Preferred Equity	[1]	1,566,374	206,779
Revision of Prior Period, Adjustment [Member] | Class A Common Stock [Member]
Shareholders' and Members' Equity:
Common stock	[1]	5	0
Revision of Prior Period, Adjustment [Member] | Class B Common Stock [Member]
Shareholders' and Members' Equity:
Common stock	[1]	8	0
Revision of Prior Period, Adjustment [Member] | Class C Common Stock [Member]
Shareholders' and Members' Equity:
Common stock	[1]	0	0
Revision of Prior Period, Adjustment [Member] | Class A Common Units [Member]
Shareholders' and Members' Equity:
Common units	[1]	0	35,869
Revision of Prior Period, Adjustment [Member] | Class B Common Units [Member]
Shareholders' and Members' Equity:
Common units	[1]	$ 0	$ 14,450

[1]	See accompanying notes to the consolidated financial statements.
[2]	Inclusive of accounts payable to related parties of $1,246 and $541 as of December 31, 2021 (Successor) and December 31, 2020 (Predecessor), respectively.